VY T Rowe Price Equity Income Portfolio Expense Example - VY T Rowe Price Equity Income Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 123
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	1,497
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	354
Expense Example, with Redemption, 10 Years	796
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	490
Expense Example, with Redemption, 10 Years	1,093
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	$ 1,268